May 2, 2022

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

Re:         Transamerica Life Insurance Company
WRL Series Life Account
WRL Freedom Equity Protector (File No. 333-249154)

           CIK No.: 0000778209

Dear Commissioners:

On behalf of Transamerica Life Insurance Company (“Transamerica”) and the WRL Series Life Account (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2022 for certain deferred variable life policies offered by Transamerica through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 27, 2022 via EDGAR.

Please do not hesitate to contact Art Woods, Esq., at (800) 797-2643, or me at (727) 557-3603, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Danna Wilson
Danna Wilson
Registered Product Specialist

cc:  Arthur D. Woods, Esq.